Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 378,641,978.00
Previously Paid Amount	0.00
Total Fee Amount	55,887.56
Total Offset Amount	45,799.81
Net Fee	$ 10,087.75